Note 20 - Fair Value of Financial Instruments (Details) - Estimated Fair Value of Company's Financial Instruments (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financial assets:
Cash and cash equivalents	$ 46,634,000	$ 120,686,000	$ 83,660,000	$ 67,840,000
Securities available for sale	137,834,000	107,956,000
Loans held for sale	2,076,000	1,502,000
Loans receivable, net	365,113,000	384,615,000
Federal Home Loan Bank stock	777,000	784,000
Accrued interest receivable	1,713,000	1,953,000
Financial liabilities:
Deposits	496,750,000	553,930,000
Accrued interest payable	93,000	146,000
Off-balance sheet financial instruments:
Commitments to extend credit	141,578,000	126,871,000
Commitments to sell loans	1,500,000	1,000,000
Fair Value, Inputs, Level 1 [Member]
Financial assets:
Cash and cash equivalents	46,634,000
Fair Value, Inputs, Level 2 [Member]
Financial assets:
Securities available for sale	137,834,000
Loans held for sale	2,076,000
Loans receivable, net	364,509,000
Federal Home Loan Bank stock	777,000
Accrued interest receivable	1,713,000
Financial liabilities:
Deposits	496,494,000
Accrued interest payable	93,000
Carrying Amount [Member]
Financial assets:
Cash and cash equivalents	46,634,000	120,686,000
Securities available for sale	137,834,000	107,956,000
Loans held for sale	2,076,000	1,502,000
Loans receivable, net	365,113,000	384,615,000
Federal Home Loan Bank stock	777,000	784,000
Accrued interest receivable	1,713,000	1,953,000
Financial liabilities:
Deposits	496,750,000	553,930,000
Accrued interest payable	93,000	146,000
Off-balance sheet financial instruments:
Commitments to extend credit	16,000	2,000
Commitments to sell loans	(30,000)	(22,000)
Estimate of Fair Value Measurement [Member]
Financial assets:
Cash and cash equivalents	46,634,000	120,686,000
Securities available for sale	137,834,000	107,956,000
Loans held for sale	2,076,000	1,502,000
Loans receivable, net	364,509,000	388,263,000
Federal Home Loan Bank stock	777,000	784,000
Accrued interest receivable	1,713,000	1,953,000
Financial liabilities:
Deposits	496,494,000	554,160,000
Accrued interest payable	93,000	146,000
Off-balance sheet financial instruments:
Commitments to extend credit	16,000	2,000
Commitments to sell loans	(30,000)	(22,000)
Contract Amount [Member]
Off-balance sheet financial instruments:
Commitments to extend credit	141,578,000	126,871,000
Commitments to sell loans	$ 3,279,000	$ 2,025,000